Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Storage Rental									$ 1,784,721	$ 1,733,138	$ 1,682,990
Service									1,241,202	1,272,117	1,331,713
Total Revenues	768,532	755,639	754,721	747,031	758,467	748,125	752,165	746,498	3,025,923	3,005,255	3,014,703
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)									1,288,878	1,277,113	1,245,200
Selling, General and Administrative									924,031	850,371	834,591
Depreciation and Amortization									322,037	316,344	319,499
Intangible Impairments											46,500
Loss (Gain) on Disposal/Write-down of Property, Plant and Equipment, Net									(1,417)	4,400	(2,286)
Total Operating Expenses									2,533,529	2,448,228	2,443,504
Operating Income (Loss)	97,400	140,283	131,869	122,842	102,561	153,966	158,687	141,813	492,394	557,027	571,199
Interest Expense (Income), Net									254,174	242,599	205,256
Other Expense (Income), Net									75,202	16,062	13,043
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes									163,018	298,366	352,900
(Benefit) Provision for Income Taxes									63,057	114,873	106,488
Income (Loss) from Continuing Operations	48,545	5,528	27,538	18,350	27,260	53,719	41,441	61,073	99,961	183,493	246,412
(Loss) Income from Discontinued Operations, Net of Tax									831	(6,774)	(47,439)
Gain (Loss) on Sale of Discontinued Operations, Net of Tax										(1,885)	200,619
Net Income (Loss)	47,861	4,957	27,440	20,534	26,186	53,751	38,917	55,980	100,792	174,834	399,592
Less: Net Income (Loss) Attributable to Noncontrolling Interests									3,530	3,126	4,054
Net Income (Loss) Attributable to Iron Mountain Incorporated	47,265	4,047	26,564	19,386	25,494	52,809	38,055	55,350	97,262	171,708	395,538
Other Comprehensive Income (Loss):
Net Income (Loss)	47,861	4,957	27,440	20,534	26,186	53,751	38,917	55,980	100,792	174,834	399,592
Foreign Currency Translation Adjustments									(31,532)	23,186	(32,616)
Market Value Adjustments for Securities, Net of Tax									926
Total Other Comprehensive (Loss) Income									(30,606)	23,186	(32,616)
Comprehensive Income (Loss)									70,186	198,020	366,976
Comprehensive Income (Loss) Attributable to Noncontrolling Interests									1,898	3,795	3,123
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									68,288	194,225	363,853
Eliminations
Revenues:
Intercompany Service									(32,810)
Total Revenues									(32,810)
Operating Expenses:
Intercompany Service Cost of Sales									(32,810)
Total Operating Expenses									(32,810)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									446,517	503,207	574,295
Income (Loss) from Continuing Operations									(446,517)	(503,207)	(574,295)
Net Income (Loss)									(446,517)	(503,207)	(574,295)
Net Income (Loss) Attributable to Iron Mountain Incorporated									(446,517)	(503,207)	(574,295)
Other Comprehensive Income (Loss):
Net Income (Loss)									(446,517)	(503,207)	(574,295)
Equity in Other Comprehensive Income (Loss) of Subsidiaries									67,732	(58,618)	79,392
Total Other Comprehensive (Loss) Income									67,732	(58,618)	79,392
Comprehensive Income (Loss)									(378,785)	(561,825)	(494,903)
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									(378,785)	(561,825)	(494,903)
Parent | Reportable legal entities
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)											2,000
Selling, General and Administrative									227	220	(1,885)
Depreciation and Amortization									319	320	457
Loss (Gain) on Disposal/Write-down of Property, Plant and Equipment, Net									5
Total Operating Expenses									551	540	572
Operating Income (Loss)									(551)	(540)	(572)
Interest Expense (Income), Net									206,682	196,423	173,738
Other Expense (Income), Net									54,144	32,161	(3,944)
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes									(261,377)	(229,124)	(170,366)
(Benefit) Provision for Income Taxes									(16)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									(358,623)	(400,832)	(565,904)
Income (Loss) from Continuing Operations									97,262	171,708	395,538
Net Income (Loss)									97,262	171,708	395,538
Net Income (Loss) Attributable to Iron Mountain Incorporated									97,262	171,708	395,538
Other Comprehensive Income (Loss):
Net Income (Loss)									97,262	171,708	395,538
Foreign Currency Translation Adjustments									(3,237)	(2,668)	5,412
Equity in Other Comprehensive Income (Loss) of Subsidiaries									(25,737)	25,185	(37,097)
Total Other Comprehensive (Loss) Income									(28,974)	22,517	(31,685)
Comprehensive Income (Loss)									68,288	194,225	363,853
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									68,288	194,225	363,853
Guarantors | Reportable legal entities
Revenues:
Storage Rental									1,174,978	1,156,681	1,132,743
Service									755,390	784,068	833,652
Total Revenues									1,930,368	1,940,749	1,966,395
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)									771,271	761,092	760,300
Selling, General and Administrative									655,052	591,092	548,848
Depreciation and Amortization									195,794	192,304	192,551
Loss (Gain) on Disposal/Write-down of Property, Plant and Equipment, Net									(100)	(966)	(1,120)
Total Operating Expenses									1,622,017	1,543,522	1,500,579
Operating Income (Loss)									308,351	397,227	465,816
Interest Expense (Income), Net									(19,731)	(17,117)	(24,055)
Other Expense (Income), Net									1,283	(3,842)	7,561
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes									326,799	418,186	482,310
(Benefit) Provision for Income Taxes									34,267	86,549	86,139
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									(63,775)	(73,625)	18,569
Income (Loss) from Continuing Operations									356,307	405,262	377,602
(Loss) Income from Discontinued Operations, Net of Tax									(529)	430	(17,350)
Gain (Loss) on Sale of Discontinued Operations, Net of Tax											198,735
Net Income (Loss)									355,778	405,692	558,987
Net Income (Loss) Attributable to Iron Mountain Incorporated									355,778	405,692	558,987
Other Comprehensive Income (Loss):
Net Income (Loss)									355,778	405,692	558,987
Foreign Currency Translation Adjustments									1,177	(212)	(97)
Market Value Adjustments for Securities, Net of Tax									926
Equity in Other Comprehensive Income (Loss) of Subsidiaries									(26,862)	25,421	(36,443)
Total Other Comprehensive (Loss) Income									(24,759)	25,209	(36,540)
Comprehensive Income (Loss)									331,019	430,901	522,447
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									331,019	430,901	522,447
Canada Company | Reportable legal entities
Revenues:
Storage Rental									129,987	130,825	126,088
Service									35,119
Total Revenues									165,106	130,825	126,088
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)									27,354	27,881	27,220
Intercompany Service Cost of Sales									32,810
Selling, General and Administrative									15,792	17,741	19,505
Depreciation and Amortization									12,383	12,797	12,751
Loss (Gain) on Disposal/Write-down of Property, Plant and Equipment, Net									21	84	(3,512)
Total Operating Expenses									88,360	58,503	55,964
Operating Income (Loss)									76,746	72,322	70,124
Interest Expense (Income), Net									40,537	36,114	37,578
Other Expense (Income), Net									5,410	(37)	314
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes									30,799	36,245	32,232
(Benefit) Provision for Income Taxes									12,361	12,768	14,266
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									(5,681)	(5,273)	(8,994)
Income (Loss) from Continuing Operations									24,119	28,750	26,960
Net Income (Loss)									24,119	28,750	26,960
Net Income (Loss) Attributable to Iron Mountain Incorporated									24,119	28,750	26,960
Other Comprehensive Income (Loss):
Net Income (Loss)									24,119	28,750	26,960
Foreign Currency Translation Adjustments									(11,096)	8,012	(5,852)
Equity in Other Comprehensive Income (Loss) of Subsidiaries									(4,037)
Total Other Comprehensive (Loss) Income									(15,133)	8,012	(5,852)
Comprehensive Income (Loss)									8,986	36,762	21,108
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									8,986	36,762	21,108
Non-Guarantors | Reportable legal entities
Revenues:
Storage Rental									479,756	445,632	424,159
Service									450,693	488,049	498,061
Intercompany Service									32,810
Total Revenues									963,259	933,681	922,220
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)									490,253	488,140	455,680
Selling, General and Administrative									252,960	241,318	268,123
Depreciation and Amortization									113,541	110,923	113,740
Intangible Impairments											46,500
Loss (Gain) on Disposal/Write-down of Property, Plant and Equipment, Net									(1,343)	5,282	2,346
Total Operating Expenses									855,411	845,663	886,389
Operating Income (Loss)									107,848	88,018	35,831
Interest Expense (Income), Net									26,686	27,179	17,995
Other Expense (Income), Net									14,365	(12,220)	9,112
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes									66,797	73,059	8,724
(Benefit) Provision for Income Taxes									16,445	15,556	6,083
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									(18,438)	(23,477)	(17,966)
Income (Loss) from Continuing Operations									68,790	80,980	20,607
(Loss) Income from Discontinued Operations, Net of Tax									1,360	(7,204)	(30,089)
Gain (Loss) on Sale of Discontinued Operations, Net of Tax										(1,885)	1,884
Net Income (Loss)									70,150	71,891	(7,598)
Less: Net Income (Loss) Attributable to Noncontrolling Interests									3,530	3,126	4,054
Net Income (Loss) Attributable to Iron Mountain Incorporated									66,620	68,765	(11,652)
Other Comprehensive Income (Loss):
Net Income (Loss)									70,150	71,891	(7,598)
Foreign Currency Translation Adjustments									(18,376)	18,054	(32,079)
Equity in Other Comprehensive Income (Loss) of Subsidiaries									(11,096)	8,012	(5,852)
Total Other Comprehensive (Loss) Income									(29,472)	26,066	(37,931)
Comprehensive Income (Loss)									40,678	97,957	(45,529)
Comprehensive Income (Loss) Attributable to Noncontrolling Interests									1,898	3,795	3,123
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									$ 38,780	$ 94,162	$ (48,652)